Cover	Sep. 16, 2025
Cover [Abstract]
Entity Registrant Name	NOBLE ROMAN’S, INC.
Entity Central Index Key	0000709005
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 16, 2025
Entity File Number	0-11104
Entity Incorporation State Country Code	IN
Entity Tax Identification Number	35-1281154
Entity Address Address Line 1	6612 E. 75th Street
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Indianapolis
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46250
City Area Code	317
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	634-3377